Summary of Right-of-Use-Assets (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning Balance	$ 63,438	$ 60,032
Additions	10,991	17,028
Acquired		1,466
Derecognition	(1,294)	(6,632)
Depreciation	(9,674)	(8,300)
Lease remeasurements		525
Effect of foreign currency exchange differences	2,571	(681)
Ending Balance	66,032	63,438
Real Estate [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning Balance	37,512	46,496
Additions	469	1,217
Acquired		574
Derecognition	(433)	(5,947)
Depreciation	(3,588)	(3,559)
Lease remeasurements		(789)
Effect of foreign currency exchange differences	1,700	(480)
Ending Balance	35,660	37,512
Vehicles and Equipment [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning Balance	25,926	13,536
Additions	10,522	15,811
Acquired		892
Derecognition	(861)	(685)
Depreciation	(6,086)	(4,741)
Lease remeasurements		1,314
Effect of foreign currency exchange differences	871	(201)
Ending Balance	$ 30,372	$ 25,926